INCOME TAX (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes (as a percent)	2.80%	3.50%	4.90%
Currency exchange and transaction loss (as a percent)			0.50%
Unrecognized tax benefits (as a percent)	(0.20%)	0.10%	(0.20%)
Settlements with tax authorities (as a percent)	(0.50%)	(1.00%)	(2.90%)
Different tax rate of foreign subsidiaries (as a percent)	(0.20%)	(0.50%)	(2.00%)
Earnings distribution from subsidiaries (as a percent)	2.90%	0.70%	6.80%
Disposal of treasury stock (as a percent)			(4.10%)
Effect of change in tax rate in Ukraine (as a percent)	0.80%	0.70%
Change in valuation allowance (as a percent)	(0.20%)	(0.20%)	10.30%
Comstar corporate reorganization (as a percent)			0.40%
Impairment of long-lived assets (as a percent)		1.30%
Other (as a percent)	(0.10%)	0.40%
Effective income tax rate (as a percent)	25.30%	25.00%	33.70%
Deferred tax assets
Depreciation of property, plant and equipment	$ 140,371	$ 211,307
Other intangible assets		1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)
Total deferred tax assets	386,947	477,430
Deferred tax liabilities
Licenses acquired	(35,377)	(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)
Total deferred tax liabilities	(363,151)	(453,026)
Net deferred tax asset	23,796	24,404
Net deferred tax asset, current	189,622	234,658
Net deferred tax asset, non-current	62,102	81,816
Net deferred tax liability, long-term	$ (227,928)	$ (292,070)